Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 592,440	$ 548,617
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	20,329,655
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	14,696,054
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	4,049,845
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,583,756
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,707,806
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,191,392
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	536,330
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	196,926
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	208,258
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	14,574,900
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	14,682,201
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	525,542
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	14,156,659
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	591,215
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	10,788
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	78,984
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	83,202
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	418,241
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,434,390
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,191,392
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	117,942
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	125,056
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,309,958
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	35,585
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	26,569
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	234,747
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,913,836
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,099,221
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	912
Trading Derivatives [member] | Foreign exchange contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	912
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,308,952
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	35,501
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	26,559
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	234,747
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,912,924
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,099,221
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	94
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	84
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	10
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,880
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,826
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	3,054
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	12,578
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,735
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,843
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	302
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	91
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	211
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	299,011
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	163,854
Trading Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	135,157
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	363
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	363
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	149,376
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	74,652
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	74,724
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	149,272
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	89,202
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	60,070
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,124,738
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,772,000	1,442,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	352,000	284,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,957,141
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	501
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	967
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,955,639
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	136,599
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	29,562
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,049
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	104,988
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,378
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,378
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	27,620
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	27,620
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	22,454,393	18,162,567
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,664,947	14,164,304
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,191,392	896,396
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	536,831	519,326
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	196,960	108,958
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	209,225	118,950
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	16,530,539	12,520,674
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,446,557	3,664,577
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	35,585	19,173
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	26,569	16,758
Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	264,309	221,596
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,915,885	2,367,090
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,204,209	1,039,960
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,258	14,627
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	13,204	11,664
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	3,054	2,963
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	326,631	319,059
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	191,474	215,716
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 135,157	$ 103,343